CASH FLOW INFORMATION - Business combination of assets and liabilities (Details) - Semya S.A.	May 31, 2019 USD ($)
Business Combination Assets And Liabilities
Current assets	$ 67,924
Non-current assets
Tax credits	253,655
Intangibles	2,147,199
Goodwill	5,836,268
Total assets	8,305,047
Current liabilities
Trade payables	273,442
Borrowings	114,568
Non-current liabilities
Deferred tax	547,868
Total liabilities	935,878
Total equity	$ 7,369,169